GS Mortgage-Backed Securities Trust 2022-RPL4 ABS-15G

Exhibit 99.1 - Schedule 10

Loan Level Exception Report

Run Date - 7/27/2022 4:22:10 PM

Unique ID	Customer Loan ID	Seller Loan ID	Borrower Name	Original Loan Amount	State	Note Date	Occupancy	Purpose	QM Status	Subject to Predatory - Unable to Test	Review Date	Overall Grade	Final Overall Grade	Credit Grade	Final Credit Grade	Property Grade	Final Property Grade	Compliance Grade	Active Material Exceptions	Active Non Material Exceptions	Satisfied Exceptions	Waived Exceptions	Cured Exceptions	Compensating Factors	Valuation Comments	General Comments	Primary Guideline	Loan Status
391001283	XXX	XXX	XXX	$XXX	PA	10/XX/2016	Investment	Purchase			03/10/2020	1	A	1	A	1	A										5000-INV	Loan Review Complete